Other liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Provisions	$ 33,675	$ 33,575
Pension liability	13,552	12,015
Other employee benefits	3,154	2,806
Unearned revenue	1,590	1,015
Other liabilities	$ 51,971	$ 49,411